Taxation - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 1,353	$ 1,618	$ 1,871
Deferred income tax expense/(benefit)	(1,007)	1,235	701
Total income tax expense	$ 346	$ 2,853	$ 2,572